WEIGHTED AVERAGE COMMON SHARES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Weighted Average Common Shares
Schedule of anti-dilutive earnings per share

	THREE AND SIX MONTHS ENDED
	JUNE 30,
	2026	2025
	(Unaudited)

Convertible Note (see Note 7)	3,376,199	437,776
Series A Preferred (see Note 9)	5,000,000	5,000,000
Series B preferred stock (see Note 9)	1,778,434	1,363,787
Detachable common stock warrants (see Note 10)	400,000	400,000
Total anti-dilutive securities excluded from diluted weighted average common shares	10,554,633	7,201,563

	DECEMBER 31,
	2025	2024
	(As Restated)
Convertible Note (see Note 7)	9,384,108	337,776
Series A Preferred (see Note 10)	5,000,000	5,000,000
Series B preferred stock (see Note 10)	1,530,611	1,353,954
Detachable common stock warrants (see Note 11)	400,000	400,000
Total anti-dilutive securities excluded from diluted weighted average common shares	16,314,719	7,091,730